Profit Before Income Tax Expenses	12 Months Ended
Mar. 31, 2026
Profit Before Income Tax Expenses [Abstract]
PROFIT BEFORE INCOME TAX EXPENSES

NOTE 12 — PROFIT BEFORE INCOME TAX EXPENSES

Income before tax expenses has arrived after charging/(crediting):

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Depreciation of property, plant and equipment	115,934	116,528	115,810
Amortisation of right-of-use assets	171,543	157,428	182,543
Directors’ remuneration	124,998	186,113	222,347

Staff costs (excluding directors’ remuneration):
Salaries and other benefits	574,017	264,972	418,370
Staff welfare	5,349	3,105	5,830
Defined contribution retirement plan contributions	19,981	11,608	20,216
Total staff costs	599,347	279,685	444,416